Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Repurchase of common shares
Number of common shares repurchased (in shares)	15.4	29.1	30.2
Weighted-average price per share (including brokerage fees) (in dollars per share)	$ 172.07	$ 156.37	$ 156.00
Amount of repurchase (including brokerage fees)	$ 2,651	$ 4,551	$ 4,709
Share Repurchase Program (02/01/2024 - 01/31/2025) [Member]
Repurchase of common shares
NCIB February 1, 2024 – January 31, 2025 (in shares)	32.0
Number of common shares repurchased (in shares)	13.3
Accrued liabilities	$ 51